Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line Items]
Realized and unrealized gains arising from significant foreign exchange variations	$ (459,565)	$ 242,588	$ 78,170
Adjustments to interest rate	1.00%	1.00%	1.00%
General increase or decrease of 100 basis points (1%) in interest rates [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated decrease or increase in the Group's profit and equity based on an increase or decrease in the interest rates	$ 127,863	$ 137,902	$ 149,723
Equity price risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated decrease or increase in the Group's profit and equity based on an increase or decrease in the interest rates	$ 732	$ 690	$ 427
Percentage of increase or decrease in price of equity securities	1.00%	1.00%	1.00%